Concentrations (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Concentration Risk [Line Items]
Revenue from customers	$ 2,479,175	$ 2,814,239	$ 4,272,246	$ 4,487,924
Customer One [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Revenue from customers	664,511	765,675
Customer Two [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Revenue from customers	$ 357,316	$ 577,153